Investment Strategy	Oct. 31, 2025
Vanguard Advice Select Dividend Growth Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These securities typically (but not always) will be large-cap, undervalued relative to the market, and will show potential for increasing dividends.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks.
Vanguard Advice Select Global Value Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Undervalued stocks are generally those that are out of favor with investors and that the advisor believes are trading at prices that are below average in relation to measures such as earnings and book value.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.
Vanguard Advice Select International Growth Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose a select group of large-, mid-, and small-capitalization companies considered to have above-average growth potential.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in growth stocks.
Vanguard International Dividend Growth Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically (but not always) will be large-cap, undervalued relative to the market, and will show potential for increasing dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks.
Vanguard Mid-Cap Growth Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments, the advisor invests in those mid-cap growth securities that it believes have the best prospects for future growth.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, mid-cap growth securities are equity securities that (i) have market caps within the range of the smallest market cap company in the Russell Mid Cap Growth Index to the greater of either the largest market cap company in the Russell Mid Cap Growth Index or the 100th largest market cap company in the U.S. market as defined by the Russell 3000 Index and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap growth securities.
Vanguard Selected Value Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor believes are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.